Concentrations - Schedule of Concentration of Customers (Details) - Customer Concentration Risk [Member] - USD ($)	6 Months Ended
	Mar. 31, 2025		Mar. 31, 2024
Company A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues		[1]	$ 250,000
Concentration Risk Percentage		[1]	50.24%
Company B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues		[1]	$ 209,974
Concentration Risk Percentage		[1]	42.19%
Company N [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 287		$ 11,685
Concentration Risk Percentage	100.00%		2.34%
Company [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 287		$ 459,974
Concentration Risk Percentage	100.00%		92.43%
Company [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	100.00%		100.00%
Account Receivable	$ 12,858		$ 13,004
Company H [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	31.18%		31.95%
Account Receivable	$ 4,009		$ 4,155
Company I [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	68.82%		68.05%
Account Receivable	$ 8,849		$ 8,849

[1]	represents the % is below 10% which is not presented.